Commitments - Additional Information (Details) R$ in Thousands, $ in Thousands																												1 Months Ended	2 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended					13 Months Ended
	Apr. 07, 2026 USD ($)	Feb. 28, 2026 USD ($) shares	Jan. 29, 2026 USD ($) shares	Jan. 20, 2026 USD ($) shares	Oct. 28, 2025 shares	Aug. 01, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 BRL (R$)	Jul. 01, 2025 USD ($)	Jul. 01, 2025 BRL (R$)	Jun. 04, 2025 shares	Apr. 10, 2025 USD ($)	Feb. 28, 2025 shares	Feb. 06, 2025 USD ($)	Jan. 31, 2025 USD ($) shares	Jan. 31, 2025 BRL (R$) shares	Jan. 17, 2025 shares	Dec. 23, 2024 USD ($)	Dec. 23, 2024 BRL (R$)	Aug. 01, 2024 USD ($)	Aug. 01, 2024 BRL (R$)	May 16, 2024 USD ($) shares	Apr. 01, 2024 USD ($) shares	Feb. 28, 2024 shares	Jan. 10, 2024 USD ($) shares	Nov. 30, 2023 USD ($) shares	Jun. 15, 2023 USD ($) shares	Feb. 28, 2026 USD ($) shares	Mar. 05, 2026 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Aug. 01, 2026 USD ($)	Aug. 01, 2026 BRL (R$)	Apr. 24, 2026 USD ($)	Dec. 31, 2025 BRL (R$) shares	Sep. 16, 2025 shares	Aug. 13, 2025 USD ($)	Aug. 13, 2025 BRL (R$)	Jul. 15, 2025 USD ($)	Jul. 15, 2025 BRL (R$)	Jul. 01, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$) shares	Aug. 01, 2024 BRL (R$)	Jun. 12, 2024 shares	Apr. 01, 2024 BRL (R$)	Nov. 01, 2023 USD ($)	Jul. 01, 2022 USD ($)
Disclosure of Commitments [Line Items]
Commitment Subject To Possible Redemption																														$ 54,053	$ 54,053	$ 0		$ 54,053		$ 187,356	$ 54,053
Acquisition of software and computer programs																																4,378		4,679		992
Purchase of property, plant and equipment, classified as investing activities																																10,558		3,605		5,870
Property and equipment																														32,622	32,622	42,367		32,622		28,185	32,622
Consideration Payable On Acquisition, Current																														101,986	101,986	118,459		101,986			101,986
Contingent consideration recognised as of acquisition date																														121,238	121,238	65,975		121,238			121,238															$ 29,122
Payment Of Acquisition Payable																																48,694		86,167		14,684
Payment of acquisition payable – Kamaroopin																																7,200
Payment of acquisition payable – Aberdeen																																29,100
Gross obligation under put option																														$ 18,258	$ 18,258	$ 92,926		$ 18,258		$ 24,577	$ 18,258
Number of shares issued (in shares) | shares																														153,586,168	153,586,168	159,468,552		153,586,168		148,253,938	153,586,168				159,468,552							153,586,168
Class A Common [Member]
Disclosure of Commitments [Line Items]
Proceeds from issuing shares																						$ 10,300	$ 4,900			$ 5,400	$ 10,100				$ 12,500
Stock issued during period, shares, new issues (in shares) | shares					1,556						1,377,266		812,702		2,423,546	2,423,546	1,246,846					740,634		595,898		378,267	682,741	747,898		323,600
Number of shares issued (in shares) | shares																														60,640,738	60,640,738	66,523,122		60,640,738		55,308,508	60,640,738				66,523,122							60,640,738
Class A Common [Member] | Subsequent Event
Disclosure of Commitments [Line Items]
Stock issued during period, shares, new issues (in shares) | shares																												747,898
Funds of Genial Gestão and Plural Gestão de Recursos | Management Right
Disclosure of Commitments [Line Items]
Customer-related intangible assets recognised as of acquisition date																																$ 9,600													$ 14,900	R$ 82,000
Acquisition of software and computer programs			$ 5,100																													5,900	R$ 31,600
VBI
Disclosure of Commitments [Line Items]
Customer-related intangible assets recognised as of acquisition date																																																					$ 10,560
Percentage of exercise of options																				50.00%																													50.00%
Cash Consideration Paid																							$ 4,900							$ 9,100	$ 9,100			$ 9,100			$ 9,100											R$ 50,000			R$ 25,000		2,024
Stock issued during period, shares, new issues (in shares) | shares																							337,992
Contingent consideration recognised as of acquisition date																																																					$ 4,707
Gross obligation under put option																														0	0	81,588		0		$ 0	0
VBI | Subsequent Event
Disclosure of Commitments [Line Items]
Contingent consideration recognised as of acquisition date				$ 15,900
VBI | Class A Common [Member]
Disclosure of Commitments [Line Items]
Consideration Payable On Acquisition, Current																														73,500	73,500			73,500			73,500											404,500
Cash Consideration Paid																														41,700	41,700			41,700			41,700											R$ 229,200
Proceeds from issuing shares																																		31,900	R$ 175,300
Stock issued during period, shares, new issues (in shares) | shares			1,074,339	1,074,339
Contingent consideration recognised as of acquisition date																														64,300	64,300	39,600		64,300			64,300
Payment Of Acquisition Payable			$ 2,800	$ 15,900
VBI | Class A Common [Member] | Not later than one month [member]
Disclosure of Commitments [Line Items]
Cash Consideration Paid																				$ 4,200																													R$ 22,200
VBI | Class A Common [Member] | Later than one year and not later than two years
Disclosure of Commitments [Line Items]
Cash Consideration Paid																																											$ 18,300	R$ 98,400
VBI | Class A Common [Member] | Later than two years and not later than three years
Disclosure of Commitments [Line Items]
Cash Consideration Paid																																						$ 19,700	R$ 108,600
VBI | Class A Preferred Shares [Member]
Disclosure of Commitments [Line Items]
Proceeds from issuing shares							$ 800	R$ 4,200												700	R$ 3,800													7,100	R$ 38,700
VBI | CDI [Member]
Disclosure of Commitments [Line Items]
Cash Consideration Paid																				$ 1,500			$ 5,200																				$ 1,800	R$ 9,500					R$ 8,300		R$ 28,400
Contingent consideration recognised as of acquisition date																														2,800	2,800	1,900		2,800			2,800				R$ 10,600
Blue Macaw
Disclosure of Commitments [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control						$ 500						$ 1,000
Contingent consideration recognised as of acquisition date																																7,500
Increase (decrease) in contingent liabilities recognised in business combination																																8,500
Blue Macaw | Subsequent Event
Disclosure of Commitments [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	$ 2,200
Nexus | 2027
Disclosure of Commitments [Line Items]
Contingent consideration recognised as of acquisition date																														6,100	6,100	4,800		6,100			6,100
Nexus | Subsequent Event | 2027
Disclosure of Commitments [Line Items]
Contingent consideration recognised as of acquisition date			$ 5,100
Moneda [Member]
Disclosure of Commitments [Line Items]
Gross obligation under put option																														28,700	28,700			28,700			28,700
Moneda [Member] | Class A Common [Member]
Disclosure of Commitments [Line Items]
Proceeds from issuing shares																									$ 28,700
Stock issued during period, shares, new issues (in shares) | shares																									1,879,977
Number of shares issued (in shares) | shares															2,423,546	2,423,546
Credit Suisse ("CSHG") [Member]
Disclosure of Commitments [Line Items]
Gross obligation under put option																														1,900	1,900	2,100		1,900			1,900
GPMS
Disclosure of Commitments [Line Items]
Gross obligation under put option																														12,300	12,300	6,400		12,300			12,300
GPMS | Subsequent Event
Disclosure of Commitments [Line Items]
Acquisition of software and computer programs		$ 6,000
Gross obligation under put option		$ 1,000																										$ 1,000
GPMS | Class A Common [Member] | Subsequent Event
Disclosure of Commitments [Line Items]
Number of shares issued (in shares) | shares		65,905																										65,905
Aberdeen [Member]
Disclosure of Commitments [Line Items]
Contingent consideration recognised as of acquisition date																														44,600	44,600	$ 29,000		44,600			44,600
Payment Of Acquisition Payable														$ 20,100
Aberdeen [Member] | Subsequent Event
Disclosure of Commitments [Line Items]
Contingent consideration recognised as of acquisition date																																								$ 29,500
Patria Latin American Opportunity Acquisition Corp. [Member]
Disclosure of Commitments [Line Items]
Commitment Subject To Possible Redemption																														54,053	54,053			$ 54,053			$ 54,053
Proportion of ownership interest in subsidiary																																100.00%	100.00%	100.00%	100.00%
Number of shares redeemed | shares																																										4,541,424								12,339,057
Igah IV
Disclosure of Commitments [Line Items]
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity																		$ 4,400	R$ 24,300
Payments from changes in ownership interests in subsidiaries that do not result in loss of control															$ 500	R$ 2,900													$ 1,300					$ 800	R$ 4,100
Proportion of ownership interest in subsidiary																		42.92%	42.92%																		29.72%
Igah IV | CDI [Member]
Disclosure of Commitments [Line Items]
Additional Ownership Interest Purchase Obligation																														2,500	2,500	$ 2,800		2,500			$ 2,500
Patria VBI Securities Ltda. | Vectis
Disclosure of Commitments [Line Items]
Customer-related intangible assets recognised as of acquisition date									$ 18,300																							14,600															R$ 100,000
Acquisition of software and computer programs									$ 4,600	R$ 25,000
Patria Asset Management S.A. (“PAM”) [Member] | Bancolombia
Disclosure of Commitments [Line Items]
Contingent consideration recognised as of acquisition date																														$ 25,300	$ 25,300	$ 33,000		$ 25,300			$ 25,300